UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 333-144660

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2010
DATE OF REPORTING PERIOD: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

Calamos Global Dynamic Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (23.9%)
	Consumer Discretionary (4.4%)
2,000,000	Boyd Gaming Corp. 7.125%, 02/01/16	$1,725,000
2,000,000	DISH Network Corp. 7.125%, 02/01/16	2,065,000
2,000,000	General Motors Corp. 7.200%, 01/15/11	690,000
2,000,000	Hanesbrands, Inc.‡ 4.121%, 12/15/14	1,910,000
1,000,000	Interpublic Group of Companies, Inc. 6.250%, 11/15/14	1,037,500
2,000,000	Jarden Corp. 8.000%, 05/01/16	2,110,000
2,000,000	Liberty Media Corp. 8.500%, 07/15/29	1,900,000
1,000,000	Live Nation Entertainment, Inc.* 8.125%, 05/15/18	955,000
2,000,000	MGM Resorts International 7.500%, 06/01/16	1,670,000
1,000,000	NetFlix, Inc. 8.500%, 11/15/17	1,090,000
70,000	Phillips-Van Heusen Corp. 7.375%, 05/15/20	73,325
2,210,000	Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	1,977,950
2,000,000	Service Corp. International 8.000%, 11/15/21	2,095,000
1,000,000	Sotheby’sµ 7.750%, 06/15/15	1,025,000
1,000,000	Speedway Motorsports, Inc. 8.750%, 06/01/16	1,066,250
350,000	Wynn Las Vegas, LLC*† 7.750%, 08/15/20	356,563

		21,746,588

	Consumer Staples (0.8%)
230,000	Del Monte Foods Company 7.500%, 10/15/19	243,512
1,500,000	NBTY, Inc.~ 7.125%, 10/01/15	1,560,000
2,000,000	Smithfield Foods, Inc. 7.750%, 07/01/17	1,962,500
50,000	TreeHouse Foods, Inc. 7.750%, 03/01/18	52,938

		3,818,950

	Energy (6.6%)
2,000,000	Berry Petroleum Companyµ 8.250%, 11/01/16	2,025,000
2,000,000	Bristow Group, Inc. 7.500%, 09/15/17	2,000,000
2,000,000	Chesapeake Energy Corp. 9.500%, 02/15/15	2,255,000
2,000,000	Complete Production Services, Inc.~ 8.000%, 12/15/16	2,035,000
2,850,000	Comstock Resources, Inc. 8.375%, 10/15/17	2,949,750
2,170,000	Concho Resources, Inc. 8.625%, 10/01/17	2,273,075
125,000	Continental Resources, Inc.* 7.375%, 10/01/20	127,500
2,000,000	Dresser-Rand Group, Inc. 7.375%, 11/01/14	2,025,000
1,000,000	Frontier Oil Corp. 8.500%, 09/15/16	1,025,000
500,000	GulfMark Offshore, Inc. 7.750%, 07/15/14	497,500
260,000	Holly Corp. 9.875%, 06/15/17	272,025
1,470,000	Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17	1,383,637
2,000,000	Mariner Energy, Inc. 11.750%, 06/30/16	2,530,000
	Petroplus Holdings, AG*
2,000,000	9.375%, 09/15/19	1,810,000
1,000,000	6.750%, 05/01/14	905,000
2,000,000	Pride International, Inc. 8.500%, 06/15/19	2,245,000
2,000,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	2,147,632
2,000,000	Superior Energy Services, Inc. 6.875%, 06/01/14	2,010,000
	Swift Energy Company
1,700,000	8.875%, 01/15/20	1,742,500
515,000	7.125%, 06/01/17	496,975

		32,755,594

	Financials (1.4%)
2,000,000	Ford Motor Credit Company, LLC 9.875%, 08/10/11	2,110,378
1,000,000	Janus Capital Group, Inc.µ 6.950%, 06/15/17	1,027,995
	Leucadia National Corp.µ
1,980,000	8.125%, 09/15/15	2,069,100
400,000	7.000%, 08/15/13	416,000
1,050,000	OMEGA Healthcare Investors, Inc.*~ 7.500%, 02/15/20	1,094,625

		6,718,098

	Health Care (2.2%)
2,000,000	Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	2,150,000
500,000	Community Health Systems, Inc. 8.875%, 07/15/15	525,000
2,000,000	HCA, Inc. 9.125%, 11/15/14	2,110,000

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Mylan, Inc.*
740,000		7.625%, 07/15/17	$789,950
500,000		7.875%, 07/15/20	537,500
630,000		Omnicare, Inc. 7.750%, 06/01/20	674,100
2,000,000		Talecris Biotherapeutics Holdings Corp. 7.750%, 11/15/16	2,160,000
1,500,000		Valeant Pharmaceuticals International* 7.625%, 03/15/20	1,792,500

			10,739,050

		Industrials (3.9%)
1,000,000		Belden, Inc.µ 7.000%, 03/15/17	1,005,000
1,000,000		Clean Harbors, Inc. 7.625%, 08/15/16	1,037,500
2,500,000		Deluxe Corp. 7.375%, 06/01/15	2,568,750
2,000,000		General Cable Corp.µ 7.125%, 04/01/17	2,025,000
1,000,000		Interline Brands, Inc. 8.125%, 06/15/14	1,030,000
1,105,000		Kansas City Southern 13.000%, 12/15/13	1,338,431
2,000,000		Manitowoc Company, Inc. 7.125%, 11/01/13	2,020,000
		Oshkosh Corp.
1,290,000		8.500%, 03/01/20	1,357,725
210,000		8.250%, 03/01/17	220,500
2,000,000		SPX Corp. 7.625%, 12/15/14	2,105,000
2,000,000		Terex Corp. 7.375%, 01/15/14	2,045,000
2,000,000		Trinity Industries, Inc. 6.500%, 03/15/14	2,027,500
680,000		Triumph Group, Inc. 8.000%, 11/15/17	678,300

			19,458,706

		Information Technology (2.6%)
		Advanced Micro Devices, Inc.
1,000,000		7.750%, 08/01/20*†	1,015,000
640,000		8.125%, 12/15/17	675,200
2,000,000		Amkor Technology, Inc. 9.250%, 06/01/16	2,140,000
400,000		Equinix, Inc.µ 8.125%, 03/01/18	419,000
100,000		Fidelity National Information Services, Inc.* 7.625%, 07/15/17	104,500
2,500,000		Jabil Circuit, Inc.µ 8.250%, 03/15/18	2,737,500
1,000,000		Lender Processing Services, Inc.µ 8.125%, 07/01/16	1,065,000
1,000,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	1,027,500
1,000,000		ViaSat, Inc. 8.875%, 09/15/16	1,077,500
2,500,000		Xerox Corp. 8.000%, 02/01/27	2,529,010

			12,790,210

		Materials (0.6%)
1,000,000		Southern Copper Corp. 7.500%, 07/27/35	1,129,636
		Steel Dynamics, Inc.µ
1,675,000		7.750%, 04/15/16	1,750,375
325,000		7.625%, 03/15/20*	334,344

			3,214,355

		Telecommunication Services (1.3%)
2,000,000		Frontier Communications Corp. 9.000%, 08/15/31	2,060,000
500,000		New Communications Holdings, Inc.* 8.250%, 04/15/17	536,250
2,000,000		Qwest Communications International, Inc.~ 7.750%, 02/15/31	1,940,000
2,000,000		Windstream Corp.~ 8.625%, 08/01/16	2,095,000

			6,631,250

		Utilities (0.1%)
1,000,000		Edison Mission Energy 7.750%, 06/15/16	717,500

		TOTAL CORPORATE BONDS (Cost $114,272,185)	118,590,301

CONVERTIBLE BONDS (13.8%)
		Consumer Discretionary (1.3%)
4,250,000		General Motors Corp. - Series Cµ 6.250%, 07/15/33	1,316,225
5,000,000		Interpublic Group of Companies, Inc.µ 4.250%, 03/15/23	5,281,250

			6,597,475

		Consumer Staples (0.3%)
1,500,000		Smithfield Foods, Inc.~ 4.000%, 06/30/13	1,456,875

		Energy (0.6%)
1,800,000		Acergy, SA 2.250%, 10/11/13	1,856,575
1,000,000		Subsea 7, Inc. 3.500%, 10/13/14	1,190,878

			3,047,453

		Financials (1.5%)
1,300,000	GBP	Aberdeen Asset Management, PLC 3.500%, 12/17/14	2,078,652
3,000,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	2,985,000

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

2,250,000		Health Care REIT, Inc. 3.000%, 12/01/29	$2,334,375

			7,398,027

		Health Care (1.8%)
6,500,000		Shire, PLCµ 2.750%, 05/09/14	6,498,360
2,000,000		Teva Pharmaceutical Industries, Ltd.µ 1.750%, 02/01/26	2,242,500

			8,740,860

		Industrials (0.5%)
1,800,000	EUR	MTU Aero Engines Holdings, AGµ 2.750%, 02/01/12	2,526,702

		Information Technology (3.5%)
3,550,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	6,091,350
2,850,000	EUR	Cap Gemini, SA 1.000%, 01/01/12	1,621,924
5,500,000		Intel Corp.µ 2.950%, 12/15/35	5,479,375
4,000,000		Mentor Graphics Corp. 6.250%, 03/01/26	4,035,000

			17,227,649

		Materials (3.5%)
1,200,000		Anglo American, PLC 4.000%, 05/07/14	1,880,642
1,500,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	1,686,059
5,450,000		Goldcorp, Inc.µ 2.000%, 08/01/14	6,219,812
3,560,000		Sino-Forest Corp.*µ 4.250%, 12/15/16	3,386,450
2,860,000		Sterlite Industries, Ltd.µ 4.000%, 10/30/14	2,781,350
1,400,000		Xstrata, PLC 4.000%, 08/14/17	1,585,500

			17,539,813

		Telecommunication Services (0.3%)
1,350,000		NII Holdings, Inc. 2.750%, 08/15/25	1,355,063

		Utilities (0.5%)
1,700,000	EUR	International Power, PLC 3.250%, 07/20/13	2,394,542

		TOTAL CONVERTIBLE BONDS (Cost $74,104,328)	68,284,459

U.S. GOVERNMENT AND AGENCY SECURITIES (1.2%)
		United States Treasury Note~
3,250,000		1.500%, 10/31/10	3,260,793
2,650,000		0.875%, 02/28/11	2,660,248

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $5,918,971)	5,921,041

SOVEREIGN BONDS (1.2%)
2,000,000	AUD	Commonwealth of Australia 6.250%, 06/15/14	1,908,285
350,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	1,966,482
2,500,000	NZD	Government of New Zealand 6.000%, 04/15/15	1,919,643

		TOTAL SOVEREIGN BONDS (Cost $5,847,034)	5,794,410

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (4.3%)
		Consumer Staples (0.9%)
49,000		Archer-Daniels-Midland Company~ 6.250%	1,882,090
5,500		Bunge, Ltd. 5.125%	2,750,000

			4,632,090

		Energy (0.7%)
61,300		Apache Corp. 6.000%	3,356,175

		Financials (1.3%)
65,000		Affiliated Managers Group, Inc.µ 5.150%	2,246,563
2,800		Bank of America Corp.µ 7.250%	2,576,000
1,600		Wells Fargo & Companyµ 7.500%	1,560,000

			6,382,563

		Health Care (1.0%)
5,000		Mylan, Inc.µ 6.500%	5,298,750

		Materials (0.4%)
23,600		Vale, SA 6.750%	1,881,864

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $21,074,745)	21,551,442

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (7.3%)+*
		Consumer Discretionary (0.5%)
10,000		Credit Suisse Group (Priceline.com, Inc.) 11.000%, 10/19/10	$2,244,600

		Energy (2.8%)
76,000		BNP Paribas, SA (ENSCO, PLC) 11.000%, 11/22/10	3,249,760
37,500		Deutsche Bank, AG (Apache Corp.) 12.000%, 12/21/10	3,516,000
46,297		JPMorgan Chase & Company (Devon Energy Corp.) 12.000%, 02/02/11	2,878,284
182,971		JPMorgan Chase & Company (Pride International, Inc.) 12.000%, 08/10/10	4,343,732

			13,987,776

		Information Technology (3.4%)
55,386		Barclays Capital, Inc. (Lexmark International, Inc.) 11.000%, 11/12/10	2,014,389
130,000		Barclays Capital, Inc. (QUALCOMM, Inc.) 12.000%, 01/22/11	4,945,200
55,824		Barclays Capital, Inc. (VMware, Inc.) 10.000%, 10/16/10	3,266,262
113,400		Deutsche Bank, AG (SanDisk Corp.) 12.000%, 01/24/11	4,920,426
137,000		Deutsche Bank, AG (Seagate Technology) 11.000%, 08/31/10	1,735,790

			16,882,067

		Materials (0.6%)
78,000		Credit Suisse Group (Barrick Gold Corp.) 11.000%, 11/16/10	3,192,540

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $38,011,793)	36,306,983

NUMBER OF
SHARES			VALUE

COMMON STOCKS (83.4%)
		Consumer Discretionary (6.6%)
41,000	EUR	Adidas, AGµ	2,223,958
23,750		Amazon.com, Inc.µ#	2,799,888
7,500		Apollo Group, Inc. - Class Aµ#	345,975
145,000	GBP	British Sky Broadcasting Group, PLCµ	1,617,584
38,500		Carnival Corp.µ	1,335,180
30,000		CBS Corp.µ	443,400
400,000	AUD	Harvey Norman Holdings, Ltd.µ	1,266,475
39,000	JPY	Makita Corp.µ	1,121,714
72,000		News Corp. - Class Bµ	1,064,880
38,000		Nike, Inc. - Class Bµ	2,798,320
140,000	JPY	Nikon Corp.µ	2,438,469
83,000	JPY	Panasonic Corp.µ	1,096,739
9,000	EUR	Porsche Automobil Holding, SEµ	457,784
9,500	EUR	Puma, AG Rudolf Dassler Sport	2,782,524
110,000	JPY	Suzuki Motor Corp.µ	2,302,426
85,000	CHF	Swatch Group, AG	4,779,993
8,000		Target Corp.µ	410,560
31,000	JPY	Toyota Motor Corp.µ	1,088,222
67,500		Walt Disney Companyµ	2,274,075

			32,648,166

		Consumer Staples (8.8%)
96,000	JPY	Asahi Breweries, Ltd.µ	1,699,282
40,000		Avon Products, Inc.µ	1,245,200
53,000	EUR	Beiersdorf, AGµ	3,139,094
37,500		Coca-Cola Companyµ	2,066,625
355,000	GBP	Diageo, PLCµ	6,160,816
160	JPY	Japan Tobacco, Inc.µ	514,938
12,000		Kimberly-Clark Corp.µ	769,440
225,000	CHF	Nestlé, SA	11,121,069
23,000		PepsiCo, Inc.µ	1,492,930
45,000		Procter & Gamble Companyµ	2,752,200
52,000	GBP	Reckitt Benckiser Group, PLCµ	2,549,619
122,000	SEK	Swedish Match, AB	2,879,852
30,750		Sysco Corp.µ	952,328
53,000	GBP	Unilever, PLCµ	1,505,801
1,140,000	MXN	Wal-Mart de Mexico, SAB de CV	2,688,605
42,000		Wal-Mart Stores, Inc.µ	2,149,980

			43,687,779

		Energy (7.8%)
185,000	GBP	AMEC, PLCµ	2,533,213
10,000		Apache Corp.µ	955,800
875,000	GBP	BP, PLCµ	5,595,702
26,000		Chevron Corp.µ	1,981,460
40,000		ConocoPhillipsµ	2,208,800
23,500		Devon Energy Corp.µ	1,468,515
95,000	EUR	ENI S.p.A.µ	1,941,306
82,500		Exxon Mobil Corp.µ	4,923,600
46,500		Halliburton Companyµ	1,389,420
31,000		Marathon Oil Corp.µ	1,036,950
24,000		Noble Corp.#	780,000
15,000		Occidental Petroleum Corp.µ	1,168,950
57,500	NOK	Petroleum Geo-Services ASAµ#	514,600
82,300	GBP	Royal Dutch Shell, PLCµ	2,266,568
22,000		Schlumberger, Ltd.	1,312,520
40,000	CAD	Suncor Energy, Inc.µ	1,318,613
18,000	EUR	Technip, SA	1,198,233
134,000	NOK	TGS Nopec Geophysical Company, ASA#	1,773,928

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

74,000	EUR	TOTAL, SA	$3,735,634
16,500		Transocean, Ltd.#	762,465

			38,866,277

		Financials (9.9%)
27,500		Aflac, Inc.µ	1,352,725
4,000		American International Group, Inc.µ#	153,880
95,000	AUD	ASX, Ltd.µ	2,487,888
135,000	EUR	Banco Santander, SAµ	1,753,800
105,000		Bank of America Corp.µ	1,474,200
41,000		Bank of New York Mellon Corp.µ	1,027,870
18,700	EUR	BNP Paribas, SAµ	1,278,287
189,615		Citigroup, Inc.µ#	777,422
29,000	EUR	Deutsche Börse, AGµ	2,032,012
201,020	EUR	EFG Eurobank Ergasias, SAµ#	1,547,570
12,000		Franklin Resources, Inc.µ	1,206,960
80,000	CHF	GAM Holding, Ltd.µ#	925,407
8,500		Goldman Sachs Group, Inc.µ	1,281,970
19,000		Hartford Financial Services Group, Inc.µ	444,790
100,000	HKD	Hong Kong Exchanges and Clearing, Ltd.	1,646,870
77,500		JPMorgan Chase & Companyµ	3,121,700
80,000	CHF	Julius Baer Group, Ltd.µ	2,797,387
99,000		Manulife Financial Corp.µ	1,575,090
16,000		MetLife, Inc.µ	672,960
360,000	JPY	Mizuho Financial Group, Inc.	583,577
48,000	EUR	Piraeus Bank, SAµ#	317,572
98,000	CAD	Power Financial Corp.µ	2,686,290
8,500		Prudential Financial, Inc.µ	486,965
238,500	GBP	Schroders, PLCµ	4,814,889
387,000	SGD	Singapore Exchange, Ltd.µ	2,184,608
167,000	GBP	Standard Chartered, PLCµ	4,824,928
23,000	JPY	Sumitomo Mitsui Financial Group, Inc.µ	708,842
23,500		T. Rowe Price Group, Inc.µ	1,133,405
14,000		Travelers Companies, Inc.µ	706,300
37,250		Wells Fargo & Companyµ	1,032,942
8,300	CHF	Zurich Financial Services, AGµ	1,937,030

			48,976,136

		Health Care (11.9%)
15,000		Abbott Laboratoriesµ	736,200
60,000		Alcon, Inc.µ	9,304,800
83,000		Bristol-Myers Squibb Companyµ	2,068,360
62,000	AUD	Cochlear, Ltd.µ	3,963,916
150,000	AUD	CSL, Ltd.µ	4,497,147
88,000	SEK	Elekta, AB - Class Bµ	2,552,268
34,250		Eli Lilly and Companyµ	1,219,300
80,000		Johnson & Johnsonµ	4,647,200
42,000		Medtronic, Inc.µ	1,552,740
144,533		Merck & Company, Inc.µ	4,980,607
79,600	DKK	Novo Nordisk, A/S - Class B	6,810,791
98,000	JPY	OLYMPUS Corp.µ	2,628,075
190,000		Pfizer, Inc.µ	2,850,000
25,000	CHF	Roche Holding, AGµ	3,250,651
140,000	GBP	Shire, PLC	3,202,237
225,000	GBP	Smith & Nephew, PLC	1,957,811
18,500		Stryker Corp.µ	861,545
42,000		UnitedHealth Group, Inc.µ	1,278,900
17,000		Zimmer Holdings, Inc.µ#	900,830

			59,263,378

		Industrials (11.2%)
27,000		3M Companyµ	2,309,580
350,000	CHF	ABB, Ltd.µ#	7,065,028
54,000	EUR	ALSTOMµ	2,824,781
610,000	GBP	BAE Systems, PLCµ	2,990,706
28,000		Boeing Companyµ	1,907,920
35,000	EUR	Bouygues, SAµ	1,477,160
14,000		Danaher Corp.µ	537,740
10,000		Eaton Corp.µ	784,600
14,500		General Dynamics Corp.µ	888,125
242,500		General Electric Companyµ	3,909,100
60,000		Honeywell International, Inc.µ	2,571,600
25,000		Illinois Tool Works, Inc.µ	1,087,500
160,000	JPY	Komatsu, Ltd.	3,352,311
44,000	EUR	Konecranes OYJµ	1,435,715
47,000	EUR	Krones AGµ#	2,665,800
10,000		Lockheed Martin Corp.µ	751,500
30,000	EUR	MAN, AGµ	2,793,547
44,000	EUR	MTU Aero Engines Holdings, AGµ	2,562,581
14,000	EUR	Nexans, SAµ	949,109
10,000		Raytheon Companyµ	462,700
40,000	EUR	Royal Philips Electronics, NVµ	1,243,479
24,700	EUR	Schneider Electric, SA	2,842,945
28,000	EUR	SGL Carbon, AGµ#	972,069
50,000	EUR	Siemens, AGµ	4,891,021
32,000		United Technologies Corp.µ	2,275,200

			55,551,817

		Information Technology (19.1%)
72,000		Accenture, PLC	2,854,080
25,000		Apple, Inc.µ#	6,431,250
1,350,000	GBP	ARM Holdings, PLCµ	6,943,302
43,500	EUR	ASML Holding, NV	1,396,157
260,000	GBP	Autonomy Corp., PLCµ#	6,708,717
60,000	JPY	Canon, Inc.µ	2,598,945

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

29,500	EUR	Cap Gemini, SAµ	$1,402,354
145,000		Cisco Systems, Inc.µ#	3,345,150
132,500		Dell, Inc.µ#	1,754,300
130,000		eBay, Inc.µ#	2,718,300
65,000		EMC Corp.µ#	1,286,350
6,250		Google, Inc.µ#	3,030,313
115,762	TWD	HTC Corp.	2,131,665
108,000		Infosys Technologies, Ltd.µ	6,531,840
185,000		Intel Corp.µ	3,811,000
15,000		International Business Machines Corp.µ	1,926,000
113,000	JPY	Konami Corp.µ	1,740,611
285,000	SEK	LM Ericsson Telephone Companyµ	3,144,737
85,000	CHF	Logitech International, SAµ#	1,337,207
72,143	TWD	MediaTek, Inc.	976,929
190,000		Microsoft Corp.µ	4,903,900
45,000		Motorola, Inc.µ#	337,050
20,400	JPY	Nintendo Company, Ltd.µ	5,695,006
580,000	EUR	Nokia, OYJ#	5,461,737
92,000	JPY	Nomura Research Institute, Ltd.µ	1,826,066
75,000		Oracle Corp.µ	1,773,000
30,393		QUALCOMM, Inc.µ	1,157,365
5,560	KRW	Samsung Electronics Company, Ltd.µ	3,813,641
121,500	EUR	SAP, AG	5,550,698
75,000		Symantec Corp.µ#	972,750
132,000	EUR	Ubisoft Entertainment, SAµ#	1,248,603

			94,809,023

		Materials (3.9%)
114,000	GBP	Anglo American, PLCµ#	4,507,698
20,500	EUR	BASF, SE	1,198,733
105,000	AUD	BHP Billiton, Ltd.	3,811,530
60,000	GBP	BHP Billiton, PLCµ	1,838,071
41,000		Dow Chemical Companyµ	1,120,530
36,000		E.I. du Pont de Nemours and Companyµ	1,464,120
35,803		Freeport-McMoRan Copper & Gold, Inc.µ	2,561,347
30,000	GBP	Rio Tinto, PLCµ	1,552,671
37,000	NOK	Yara International, ASAµ	1,389,197

			19,443,897

		Telecommunication Services (3.2%)
93,500		América Móvil, SAB de CVµ	4,638,535
145,000		AT&T, Inc.µ	3,761,300
96,000	EUR	France Telecom, SAµ	2,007,899
5,520		Frontier Communications Corp.	42,173
23,000		Verizon Communications, Inc.µ	668,380
2,157,000	GBP	Vodafone Group, PLC	5,029,462

			16,147,749

		Utilities (1.0%)
47,500		Duke Energy Corp.µ	812,250
10,500		Exelon Corp.µ	439,215
45,801	EUR	GDF Suezµ	1,518,226
29,000	EUR	RWE, AG	2,048,226

			4,817,917

		TOTAL COMMON STOCKS (Cost $580,344,132)	414,212,139

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (0.0%)#
		Consumer Discretionary (0.0%)
30		Amazon.com, Inc. Call, 01/21/12, Strike $130.00 (Cost $96,396)	51,975

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (3.3%)
16,362,018		Fidelity Prime Money Market Fund - Institutional Class (Cost $16,362,018)	16,362,018

TOTAL INVESTMENTS (138.4%) (Cost $856,031,602)			687,074,768

LIABILITIES, LESS OTHER ASSETS (-38.4%)			(190,659,661)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$496,415,107

NUMBER OF
SHARES			VALUE

COMMON STOCKS SOLD SHORT (-1.3%)#
		Consumer Discretionary (-0.1%)
(61,200)		Interpublic Group of Companies, Inc.	(559,368)

		Consumer Staples (-0.1%)
(33,000)		Smithfield Foods, Inc.	(470,250)

		Financials (-0.1%)
(7,200)		Affiliated Managers Group, Inc.	(509,976)

		Health Care (-0.9%)
(251,300)		Mylan, Inc.	(4,372,620)

		Information Technology (-0.1%)
(44,600)		Mentor Graphics Corp.	(429,052)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $4,989,717)	(6,341,266)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-0.5%)#
	Other (-0.5%)
6,700	iShares MSCI EAFE Index Fund Call, 12/18/10, Strike $52.00	$(2,261,250)
1,150	SPDR Trust Series 1 Call, 12/18/10, Strike $119.00	(251,850)

	TOTAL WRITTEN OPTIONS (Premium $2,080,454)	(2,513,100)

NOTES TO SCHEDULE OF INVESTMENTS

‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2010.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $44,690,883 or 9.0% of net assets applicable to common shareholders.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $394,195,672.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities aggregate a total value of $17,884,250.
+	Structured equity-linked securities are designed to simulate the characteristics of the equity security in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	(Depreciation)

BNP Paribas, SA	2.5350% quarterly	3 month LIBOR	03/09/14	$80,000,000	$(3,919,557)

BNP Paribas, SA	2.0200% quarterly	3 month LIBOR	03/09/12	55,000,000	(1,386,704)

BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	36,900,000	(933,085)

					$(6,239,346)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

CURRENCY EXPOSURE JULY 31, 2010 (UNAUDITED)
	Value	% of Total Investments

US Dollar	$407,065,868	60.0%

European Monetary Unit	75,441,782	11.1%

British Pound Sterling	74,769,797	11.0%

Swiss Franc	33,213,772	4.9%

Japanese Yen	29,395,223	4.3%

Australian Dollar	17,935,241	2.7%

Swedish Krona	8,576,857	1.3%

Danish Krone	6,810,791	1.0%

Canadian Dollar	4,004,903	0.6%

South Korean Won	3,813,641	0.6%

Norwegian Krone	3,677,725	0.5%

New Taiwanese Dollar	3,108,594	0.5%

Mexican Peso	2,688,605	0.4%

Singapore Dollar	2,184,608	0.3%

Brazilian Real	1,966,482	0.3%

New Zealand Dollar	1,919,643	0.3%

Hong Kong Dollar	1,646,870	0.2%

Total Investments Net of Common Stocks Sold Short and Written Options	$678,220,402	100.0%

Currency exposure may vary over time.

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007. The Fund’s investment objective is to generate a high level of current income with a secondary objective of capital appreciation.

Fund Valuation. The valuation of the Fund’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities and certain convertible preferred securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of such fixed income securities and certain convertible preferred securities consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2010.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to a Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward currency contracts at July 31, 2010.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2010. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows:

Cost basis of Investments	$864,021,985

Gross unrealized appreciation	19,173,517
Gross unrealized depreciation	(196,120,734)

Net unrealized appreciation (depreciation)	$(176,947,217)

NOTE 3 — SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the Agreement) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to an initial limit of $300,000,000. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .95% on the amount borrowed and .85% on the undrawn balance. For the period ended July 31, 2010, the average borrowings and the average interest rate were $191,000,000 and 1.31%, respectively. As of July 31, 2010, the amount of such outstanding borrowings is $191,000,000. The interest rate applicable to the borrowings on July 31, 2010 was 1.42%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

NOTE 5 — INTEREST RATE SWAPS

The Fund has engaged in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 4 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. Three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). In the case of a coupon swap, a Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 6 — WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 7 — STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 8 — VALUATIONS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 assets and liabilities use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 assets and liabilities reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 assets and liabilities are valued using unobservable inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value).

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

		Value of
	Value of	Investment	Other
	Investment	Securities	Financial
Valuation Inputs	Securities	Sold Short	Instruments

Level 1 — Quoted Prices
Common Stocks	$170,258,693	$(6,341,266)	$—
Convertible Preferred Stocks	13,198,704	—	—
Written Options	—	—	(2,513,100)
Purchased Options	51,975	—	—
Short Term Investment	16,362,018	—	—
Level 2 — Other significant observable inputs
Common Stocks	243,953,446	—	—
Convertible Bonds	68,284,459	—	—
Corporate Bonds	118,590,301	—	—
U.S. Government and Agency Securities	5,921,041	—	—
Sovereign Bonds	5,794,410	—	—
Convertible Preferred Stocks	8,352,738	—	—
Structured Equity-Linked Securities	36,306,983	—	—
Interest Rate Swaps	—	—	(6,239,346)

Total	$687,074,768	$(6,341,266)	$(8,752,446)

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 21, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 21, 2010

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 21, 2010